Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2020		Dec. 31, 2019
Assets
Cash and due from banks		$ 62,580		$ 22,405
Available-for-sale investment securities ($402 and $269 pledged as collateral, respectively)		136,840	[1]	122,613
Loans held for sale (including $8,524 and $5,533 of mortgage loans carried at fair value, respectively)		8,761		5,578
Loans
Total loans		297,707		296,102
Less allowance for loan losses		(7,314)		(4,020)
Net loans		290,393		292,082
Premises and equipment		3,468		3,702
Goodwill		9,918		9,655
Other intangible assets		2,864		3,223
Other assets (including $1,255 and $951 of trading securities at fair value pledged as collateral, respectively)		39,081		36,168
Total assets		553,905		495,426
Deposits
Noninterest-bearing		118,089		75,590
Interest-bearing	[2]	311,681		286,326
Total deposits		429,770		361,916
Short-term borrowings		11,766		23,723
Long-term debt		41,297		40,167
Other liabilities		17,347		17,137
Total liabilities		500,180		442,943
Shareholders' equity
Preferred stock		5,983		5,984
Common stock, par value $0.01 a share — authorized: 4,000,000,000 shares; issued: 2020 and 2019 — 2,125,725,742 shares		21		21
Capital surplus		8,511		8,475
Retained earnings		64,188		63,186
Less cost of common stock in treasury: 2020 — 618,618,084 shares; 2019 — 591,570,506 shares		(25,930)		(24,440)
Accumulated other comprehensive income (loss)		322		(1,373)
Total U.S. Bancorp shareholders' equity		53,095		51,853
Noncontrolling interests		630		630
Total equity		53,725		52,483
Total liabilities and equity		553,905		495,426
Commercial
Loans
Total loans		102,871		103,863
Commercial real estate
Loans
Total loans		39,311		39,746
Residential mortgages
Loans
Total loans		76,155		70,586
Credit card
Loans
Total loans		22,346		24,789
Other retail
Loans
Total loans		$ 57,024		$ 57,118

[1]	The weighted-average maturity of total available-for-sale investment securities was 4.2 years at December 31, 2019, with a corresponding weighted-average yield of 2.38 percent.
[2]	lncludes time deposits greater than $250,000 balances of $4.4 billion and $7.8 billion at December 31, 2020 and 2019, respectively.